Lines of Credit - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Document Period End Date	Dec. 31, 2016
Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	€ 700,000,000	€ 700,000,000
Amount outstanding under credit facility	€ 0	€ 0